Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Mast Global Battery Recycling & Production ETF
Shareholder Report [Line Items]
Fund Name	Mast Global Battery Recycling & Production ETF
Class Name	Mast Global Battery Recycling & Production ETF
Trading Symbol	EV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mast Global Battery Recycling & Production ETF for the period of December 21, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.mastetfs.com. You can also request this information by contacting us at (866) 498-5677.
Additional Information Phone Number	(866) 498-5677
Additional Information Website	www.mastetfs.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mast Global Battery Recycling & Production ETF	$28*	0.65%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From December 21, 2023, the Fund’s inception date, through May 31, 2024, the Mast Global Battery Recycling & Production ETF   market value return was -2.99% and its net asset value (“NAV”) return was -3.25% compared to its underlying index, the INDXX Global Battery Recycling & Production Index, which returned -3.66%. The Fund’s market value per share as of the market close of the last trading day of the reporting period was $24.25. We believe the Fund’s relative underperformance during the reporting period is attributable to the long equity holdings within the Fund’s portfolio including key detractors Vale, LG Chemical, and Tianqi Lithium Industries.

Top Contributors
↑	Contemproary Amperex Technology Co Ltd CL A
↑	CMOC Group Ltd CL A
↑	ENEOS Holdings Inc.

Top Detractors
↓	Vale SA ADR
↓	LG Chem Ltd
↓	Tianqi Lithium Industries Inc. CL A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
CUMULATIVE TOTAL RETURN (%)

Since Inception (12/21/2023)
Mast Global Battery Recycling & Production ETF NAV	-3.25
Mast Global Battery Recycling & Production ETF Market	-2.99
MSCI ACWI Net Total Return Index (USD)	10.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.mastetfs.com for more recent performance information. Visit www.mastetfs.com for more recent performance information.
Net Assets	$ 6,772,337
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 16,982
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$6,772,337
Number of Holdings	38
Net Advisory Fee	$16,982
Portfolio Turnover	11%
30-Day SEC Yield	2.38%
30-Day SEC Yield Unsubsidized	2.38%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Rio Tinto PLC	8.2%
Tesla, Inc.	8.0%
Glencore PLC	7.9%
Contemporary Amperex Technology Co. Ltd.	7.5%
BHP Group Ltd.	7.5%
Vale SA	7.3%
BYD Co. Ltd.	5.2%
Panasonic Holdings Corp.	3.9%
Samsung SDI Co. Ltd.	3.1%
ENEOS Holdings, Inc.	3.0%

Updated Prospectus Web Address	www.mastetfs.com